Consolidated statement of income - PEN (S/) shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Interest and similar income	S/ 7,120,411	S/ 5,871,302	S/ 4,605,625
Interest and similar expenses	(2,592,366)	(1,661,689)	(1,057,937)
Net interest and similar income	4,528,045	4,209,613	3,547,688
Impairment loss on loans, net of recoveries	(1,981,818)	(830,551)	(381,577)
(Loss) recovery due to impairment of financial investments	(7,500)	(12,752)	30,898
Net interest and similar income after impairment loss	2,538,727	3,366,310	3,197,009
Fee income from financial services, net	1,178,462	1,137,386	823,808
Net gain on foreign exchange transactions	306,431	380,154	423,022
Net gain (loss) on sale of financial investments	6,431	(14,285)	250,626
Net gain (loss) on financial assets at fair value through profit or loss	15,181	(308,256)	63,097
Net gain on investment property	73,072	84,631	79,399
Other income	156,700	400,181	89,498
Other operating income	1,736,277	1,679,811	1,729,450
Result from insurance activities	(178,392)	(252,854)	(272,079)
Other expenses
Salaries and employee benefits	(897,275)	(870,480)	(807,382)
Administrative expenses	(1,288,862)	(1,179,788)	(965,505)
Depreciation and amortization	(379,038)	(336,226)	(279,690)
Other expenses	(184,992)	(240,644)	(210,192)
Operating expense	(2,750,167)	(2,627,138)	(2,262,769)
Income before translation result and Income Tax	1,346,445	2,166,129	2,391,611
Exchange difference	8,427	(25,478)	(89,320)
Income tax	(275,596)	(462,537)	(502,112)
Net profit for the year	1,079,276	1,678,114	1,800,179
Attributable to:
IFS's shareholders	1,072,728	1,668,026	1,790,155
Non-controlling interest	6,548	10,088	10,024
Net profit for the year	S/ 1,079,276	S/ 1,678,114	S/ 1,800,179
Earnings per share attributable to IFS's shareholders, basic (stated in Soles)	S/ 9.327	S/ 14.452	S/ 15.51
Earnings per share attributable to IFS's shareholders, diluted (stated in Soles)	S/ 9.327	S/ 14.452	S/ 15.51
Weighted average number of outstanding shares (in thousands)	115,012	115,418	115,419